CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 2,240	$ 4,241	$ 5,629	$ 7,914	$ 16,440	$ 19,436
Sales and marketing	1,704	1,683	3,808	3,727	6,979	2,336
General and administrative	3,081	3,675	6,513	7,303	14,843	8,788
Total operating expenses	7,025	9,599	15,950	18,944	38,262	30,560
Loss from operations	(7,025)	(9,599)	(15,950)	(18,944)	(38,262)	(30,560)
Interest expense, net	(563)	(329)	(994)	(646)	(1,491)	(185)
Gain on Loan Forgiveness						647
Change in fair value of SAFEs						(10,390)
Loss before provision for income taxes	(7,588)	(9,928)	(16,944)	(19,590)	(39,753)	(40,488)
Provision for income taxes	1		2		7	(153)
Net loss	$ (7,589)	$ (9,928)	$ (16,946)	$ (19,590)	$ (39,760)	$ (40,335)
Net loss per share, basic	$ (0.24)	$ (0.42)	$ (0.62)	$ (0.83)	$ (1.69)	$ (3.11)
Net loss per share, diluted	$ (0.24)	$ (0.42)	$ (0.62)	$ (0.83)	$ (1.69)	$ (3.11)
Weighted-average shares used in computing net loss per share, basic	31,215,194	23,592,995	27,541,308	23,498,978	23,557,846	12,982,472
Weighted-average shares used in computing net loss per share, diluted	31,215,194	23,592,995	27,541,308	23,498,978	23,557,846	12,982,472